Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 13. Stockholders’ Equity

The consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization described in Note 1. The balances as of December 31, 2020 and 2019 from the consolidated financial statements of Legacy TOI as of that date, share activity (Legacy TOI preferred stock, Legacy TOI common stock, and additional paid-in capital) and per share amounts were retroactively adjusted, where applicable, using the Common Stock Exchange Ratio.

Common Stock

Upon the Closing Date of the Business Combination, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 500,000,000 shares of common stock with a par value of $0.0001. Immediately following the Closing Date and as of December 31, 2021, there were 73,249,042 shares of common stock outstanding.

In connection with the Closing Date, all previously issued and outstanding shares of Legacy TOI preferred stock were converted into Legacy TOI common stock and received i) shares of Company common stock pursuant to a 591:1 ratio of Company common shares to Legacy TOI common shares (the “Common Stock Exchange Ratio”) and ii) cash. The Company has retroactively adjusted shares issued and outstanding prior to November 11, 2021 to give effect to the Common Stock Exchange Ratio to determine the number of shares of common stock into which they were converted.

Voting

The holders of the Company’s common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings), and there is no cumulative voting.

Dividends

Common stockholders are entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared as of December 31, 2021.

Preferred Stock

Upon the Closing Date of the Business Combination, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 10,000,000 shares of Series A Common Equivalent Preferred Stock (“preferred stock”) with a par value and liquidation preference of $0.0001 per share. The Company’s board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish, from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences, and privileges of the shares. Immediately following the Closing Date, there were 163,510 shares of preferred stock outstanding.

Conversion

Each share of preferred stock is convertible, at any time on the part of the holder except with respect to the Beneficial Ownership Limitation (defined below), into 100 shares of common stock.

Blocker/Beneficial Ownership Limitation

The preferred stock is subject to a beneficial ownership limitation such that the preferred stock may not, at any time, be convertible into more than 4.9% of the total number of shares of common stock outstanding (“Beneficial Ownership Limitation”).

Voting

The holders of preferred stock do not have voting rights in the Company.

Dividends

The holders of preferred stock are entitled to receive dividends whenever funds are legally available and when declared by the board of directors on an as-converted basis. No dividends have been declared as of December 31, 2021.

Assumed Public Warrants and Private Placement Warrants

Following the consummation of the Business Combination, holders of the public warrants and private placement warrants are entitled to acquire common stock of the Company. The warrants became exercisable 30 days from the completion of the Business Combination, on December 12, 2021, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

Each warrant entitles the holder to purchase one share of common stock for $11.50 per share. Private warrants held by the initial purchaser or certain permitted transferees may be exercised on a cashless basis.

If the reported last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the public warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a cashless basis. The Company will not be required to net cash settle the warrants.

The private warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers of their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

Legacy TOI Common Shares and Series A Preferred Shares

Prior to the Business Combination during 2021, Legacy TOI issued 1,451 shares of Series A Preferred Shares under the Legacy TOI’s original Certificate of Incorporation dated September 10, 2018 and the Legacy TOI’s Shareholders’ Agreement dated September 19, 2018. The Certificate of Incorporation was amended and restated on September 14, 2018 (“Amendment I”) and again on November 6, 2020 (“Amendment II”).

Per the original Certificate of Incorporation, Legacy TOI had authority to issue 30,000 shares, consisting of 20,000 common shares and 10,000 Series A Preferred Shares. The Legacy TOI issued 10,000 shares of Series A Preferred Shares on September 10, 2018 at $0.001 par value per share.

As a result of Amendment I to the Certificate of Incorporation, Series A Preferred shareholders were entitled to a return of capital on their shares prior to any declaration or payment of dividends to common shareholders. The original preferred return was equal to the number of shares held by the preferred shareholder multiplied by the price paid for such shares. In the event of liquidation, dissolution, or winding up of the operations of the Legacy TOI, Series A Preferred shareholders had preferential liquidation rights compared to the common shareholders. As such, the preferred shareholders were entitled to full payment of the original preferred return before the remaining assets of the Legacy TOI were to be distributed to common and preferred shareholders based on their pro-rata share of total outstanding securities. Holders of Series A Preferred Shares were granted one vote, per share, for all matters voted on by the common shareholders of the Legacy TOI.

As a result of Amendment II, the Legacy TOI had the authority to issue 420,000 shares consisting of 400,000 common shares and 20,000 Series A Preferred Shares. Additionally, each outstanding common share was split into 10 common shares. Amendment II resulted in the addition of a conversion option which allows the preferred shareholders to convert the Series A Preferred Shares into common shares. In addition, under Amendment II, the preferred shareholders are entitled to 6% cumulative dividends. Therefore, Amendment II resulted in an extinguishment of old Series A Preferred Shares under the original Certificate of Incorporation and a deemed authorization and issuance of new Series A Preferred Shares. As such, the Legacy TOI recognized Series A Preferred Shares at fair value at the amendment date, with the difference between the fair value and carrying value being recognized in retained earnings. The fair value of the Series A Preferred Shares was derived using a combination of an option pricing method (“OPM”) and common stock equivalent method (“CSE”) which are considered Level 2 and Level 3 inputs, respectively, in the fair value hierarchy.

The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Value per common stock equivalent	$562.06

As of December 31, 2020, dividends had not been declared, no liability associated with the accrued dividends has been recognized, and dividends in arrears were $6,884. In the event of liquidation, Series A Preferred shareholders were entitled to receive payment of assets before distribution to common shareholders. If the full preferential amount is unavailable, the Series A Preferred shareholders would share ratably in the distribution.

Holders of Series A Preferred Shares had 10 votes, per share, for all matters voted upon by the common shareholders of the Company and had the option to convert outstanding Series A Preferred Shares into common shares, at any point in time, by a factor of 1-to-10. The Series A Preferred Shares were historically presented as part of mezzanine equity prior to the Business Combination. As part of the Business Combination, the Series A preferred shares were converted and replaced with New TOI common shares (see Note 16).

As of December 31, 2020, there were 100 common shares outstanding as one option holder of the Legacy TOI’s 2019 Non-Qualified Stock Option Plan exercised their option to purchase the Company’s common shares on September 12, 2020.

In the first quarter of 2021, TOI executed an equity capital raise in separate transactions with 3 accredited investors. A total of 1,451 of the Legacy TOI’s Series A Preferred Shares were purchased in exchange for $20,000 and are subject to the terms of Amendment II of the Certificate of Incorporation. As of November 11, 2021 (directly before the Business Combination), there were 11,451 Series A Preferred Shares issued and outstanding and as of December 31, 2020 there were 10,000 Series A Preferred Shares issued and outstanding.